Consolidated Statements of Changes in Stockholders Equity (USD $) In Thousands	Total	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Treasury Stock
Total stockholders equity at Sep. 30, 2009		$ 2,717,886	$ 4,829	$ 3,737,835	$ 2,919,760	$ (44,679)	$ (3,899,859)
Net income	636,748	636,748			636,748
Foreign currency translation		5,138				5,138
Benefit plan funded status adjustment, net of tax of $2,019, $5,472, and $1,096 during fiscal 2010, 2011 and 2012, respectively		(3,158)				(3,158)
Other, net of tax		108				108
Cash dividends, $0.32 per share, $0.43 per share, and $0.52 per share, respectively, for fiscal years ended September 30, 2010, 2011 and 2012		(90,622)			(90,622)
Exercise of stock options		111,683	66	111,617
Excess tax benefit from exercise of stock options		21,036		21,036
Share-based compensation expense		30,844		30,844
Common stock purchases for employee stock purchase plan		(1,948)		(1,948)
Purchases of common stock		(470,356)					(470,356)
Employee tax withholdings related to restricted share vesting		(3,117)					(3,117)
Other		2	3	(3)		2
Total stockholders equity at Sep. 30, 2010		2,954,244	4,898	3,899,381	3,465,886	(42,589)	(4,373,332)
Net income	706,624	706,624			706,624
Foreign currency translation		(4,521)				(4,521)
Benefit plan funded status adjustment, net of tax of $2,019, $5,472, and $1,096 during fiscal 2010, 2011 and 2012, respectively		(3,139)				(3,139)
Other, net of tax		108				108
Cash dividends, $0.32 per share, $0.43 per share, and $0.52 per share, respectively, for fiscal years ended September 30, 2010, 2011 and 2012		(117,624)			(117,624)
Exercise of stock options		115,820	64	115,756
Excess tax benefit from exercise of stock options		39,711		39,711
Share-based compensation expense		28,365		28,365
Common stock purchases for employee stock purchase plan		(232)		(232)
Purchases of common stock		(848,614)					(848,614)
Employee tax withholdings related to restricted share vesting		(3,935)					(3,935)
Other		778	3	(3)	778
Total stockholders equity at Sep. 30, 2011	2,867,585	2,867,585	4,965	4,082,978	4,055,664	(50,141)	(5,225,881)
Net income	718,986	718,986			718,986
Foreign currency translation		15,838				15,838
Benefit plan funded status adjustment, net of tax of $2,019, $5,472, and $1,096 during fiscal 2010, 2011 and 2012, respectively		1,538				1,538
Other, net of tax		108				108
Cash dividends, $0.32 per share, $0.43 per share, and $0.52 per share, respectively, for fiscal years ended September 30, 2010, 2011 and 2012		(132,760)			(132,760)
Exercise of stock options		89,521	45	89,476
Excess tax benefit from exercise of stock options		25,703		25,703
Share-based compensation expense		26,645		26,645
Common stock purchases for employee stock purchase plan		(299)		(299)
Treasury stock retirement		0	(2,388)	(1,972,030)	(3,371,467)		5,345,885
Purchases of common stock		(1,154,208)					(1,154,208)
Employee tax withholdings related to restricted share vesting		(3,815)					(3,815)
Other		0	3	(3)
Total stockholders equity at Sep. 30, 2012	$ 2,454,842	$ 2,454,842	$ 2,625	$ 2,252,470	$ 1,270,423	$ (32,657)	$ (1,038,019)